John Hancock Fundamental Large Cap Core Fund Expense Example - Class NAV [Member] - John Hancock Fundamental Large Cap Core Fund - Class NAV	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 822